Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets:
Cash and cash equivalents	$ 1,032,000	$ 626,000
Trade and other receivables (note 5)	10,611,000	2,913,000
Inventories (note 6)	8,266,000	7,355,000
Prepaid expenses and other (note 8)	5,997,000	3,894,000
Total current assets	25,906,000	14,788,000
Non current assets
Property, plant and equipment (note 9)	10,149,000	7,313,000
Long-term deposit	459,000	88,000
Total non-current assets	10,608,000	7,401,000
Total Assets	36,514,000	22,189,000
Current Liabilities:
Trade and other payables (note 11)	8,429,000	4,714,000
Working capital facilities (note 12(a))	11,821,000	11,635,000
Promissory notes (note 12(b))	1,026,000	4,363,000
Promissory note and other loans (note 14)	3,457,000	1,255,000
Derivative warrants liability (note 21)	1,489,000	0
Due to related parties (note 17)	0	531,000
Lease liability - current portion (note 15)	389,000	164,000
Total Current Liabilities	26,611,000	22,662,000
Non-current liabilities
Lease liability - non-current portion (note 15)	2,338,000	2,235,000
Relief and recovery fund payable (note 19)	96,000	102,000
Other payables (note 24)	323,000	440,000
Promissory note (note 14)	0	3,457,000
Total non-current liabilities	2,757,000	6,234,000
Equity (Deficiency)
Share capital (note 16)	115,041,000	103,305,000
Contributed surplus	9,249,000	8,099,000
Warrants (note 16)	4,725,000	4,725,000
Accumulated other comprehensive income	8,581,000	6,135,000
Deficit	(130,450,000)	(128,971,000)
Total Equity (Deficiency)	7,146,000	(6,707,000)
Total Liabilities and Shareholders' Equity (Deficit)	$ 36,514,000	$ 22,189,000